Supplemental Oil and Natural Gas Disclosures (Unaudited) - Information About Results of Operations of Oil and Natural Gas Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated entities
Results of operations	$ 12,326	$ 9,765	$ 7,855
Results of operations	12,326	9,765	7,855
Consolidated Entities [Member]
Consolidated entities
Revenues	36,204	19,239	13,724
Production costs	(4,472)	(1,492)	(1,032)
Exploration expenses	(1,754)	(549)
Depreciation, depletion, amortization	(4,931)	(337)	(334)
Oil and natural gas administrative expenses	(8,332)	(4,445)	(3,295)
Income tax expenses	(4,841)	(3,645)	(2,637)
Results of operations	11,874	8,771	6,426
Results of operations	11,874	8,771	6,426
Equity Method Investee [Member]
Consolidated entities
Royalty revenues	770	1,882	2,359
Production costs	(138)	(260)	(255)
Exploration expenses	0	0	0
Depreciation, depletion, amortization	0	0	0
Oil and natural gas administrative expenses	(123)	(228)	(70)
Income tax expenses	(147)	(400)	(605)
Results of operations	362	994	1,429
Results of operations	$ 362	$ 994	$ 1,429